SCHEDULE OF EARNINGS PER SHARE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to common stockholders	$ (25,085,496)	$ (29,886,851)
Denominator:
Weighted average shares outstanding, basic and diluted	179,925	84,018
Net loss per share attributable to common stockholders, basic and diluted	$ (139.42)	$ (355.72)